Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jul. 31, 2022
Registrant Name	dei_EntityRegistrantName	FEDERATED HERMES MONEY MARKET OBLIGATIONS TRUST
CIK	dei_EntityCentralIndexKey	0000856517
Amendment Flag	dei_AmendmentFlag	false
Document Created Date	dei_DocumentCreationDate	Jun. 27, 2023
Effective Date	dei_DocumentEffectiveDate	Jun. 28, 2023
Prospectus Date	rr_ProspectusDate	Jul. 01, 2023
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Federated Hermes Trust for U S Treasury Obligations | SS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TBD
Federated Hermes Trust for U S Treasury Obligations | IS
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TTOXX